Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	32,958,288	32,958,288	32,958,288
Common stock, shares outstanding	32,958,288	32,958,288	32,958,288
Treasury stock, shares	74,453	74,453	74,453
Series A Super Voting Preferred Stock [Member]
Preferred stock, shares authorized	4	4	4
Preferred stock, shares issued	4	4	4
Preferred stock, shares outstanding	4	4	4
Preferred stock, par value		$ 0.01	$ 0.01
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized	40,000	40,000	40,000
Preferred stock, shares issued	147	147	147
Preferred stock, shares outstanding	147	147	147
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01